Expense Example	Jul. 09, 2026 USD ($)
Overlay Shares Enhanced Equity Fund | Overlay Shares Enhanced Equity Fund Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 252
Expense Example, with Redemption, 3 Years	991
Overlay Shares Hedged Equity Fund | Overlay Shares Hedged Equity Fund Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	252
Expense Example, with Redemption, 3 Years	$ 991